Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease [Abstract]
Operating lease expense	$ 639,097	$ 761,074
Incurred operating lease expense	$ 1,053,523	$ 791,882